Dividends (Details)																									12 Months Ended
	Nov. 13, 2025 USD ($)	Nov. 13, 2025 EUR (€)	Oct. 21, 2025 $ / shares	Aug. 19, 2025 USD ($)	Aug. 19, 2025 EUR (€)	Jul. 22, 2025 $ / shares	May 15, 2025 USD ($)	May 15, 2025 EUR (€)	Apr. 22, 2025 $ / shares	Mar. 27, 2025 USD ($)	Mar. 27, 2025 EUR (€)	Feb. 25, 2025 $ / shares	Dec. 19, 2024 USD ($)	Dec. 19, 2024 EUR (€)	Oct. 22, 2024 $ / shares	Sep. 26, 2024 USD ($)	Sep. 26, 2024 EUR (€)	Jul. 23, 2024 $ / shares	Jun. 26, 2024 USD ($)	Jun. 26, 2024 EUR (€)	Apr. 23, 2024 $ / shares	Mar. 27, 2024 USD ($)	Mar. 27, 2024 EUR (€)	Feb. 20, 2024 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Dividends
Cash dividends on preferred shares declared and paid																									$ 22,000,000	$ 24,000,000	$ 24,000,000
Total dividends paid																									262,000,000	264,000,000	$ 263,000,000
Preferred shares
Dividends
Cash dividends on preferred shares declared and paid	$ 4,000,000	€ 4,000,000		$ 6,000,000	€ 6,000,000		$ 6,000,000	€ 6,000,000		$ 6,000,000	€ 6,000,000		$ 6,000,000	€ 6,000,000		$ 6,000,000	€ 6,000,000		$ 6,000,000	€ 6,000,000		$ 6,000,000	€ 6,000,000
Dividend rate (as a percentage)			9.00%			9.00%			9.00%			9.00%			9.00%			9.00%			9.00%			9.00%
Dividend Installment One
Dividends
Cash dividends on ordinary shares declared and paid										$ 60,000,000												$ 60,000,000			$ 60,000,000	$ 60,000,000
Cash dividend paid per ordinary share | $ / shares												$ 0.1												$ 0.1	$ 0.1	$ 0.1
Dividend Installment One | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																									$ 6,000,000	$ 6,000,000
Dividend Installment Two
Dividends
Cash dividends on ordinary shares declared and paid							$ 60,000,000												$ 60,000,000						$ 60,000,000	$ 60,000,000
Cash dividend paid per ordinary share | $ / shares									$ 0.1												$ 0.1				$ 0.1	$ 0.1
Dividend Installment Two | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																									$ 6,000,000	$ 6,000,000
Dividend Installment Three
Dividends
Cash dividends on ordinary shares declared and paid				$ 60,000,000												$ 60,000,000									$ 60,000,000	$ 60,000,000
Cash dividend paid per ordinary share | $ / shares						$ 0.1												$ 0.1							$ 0.1	$ 0.1
Dividend Installment Three | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																									$ 6,000,000	$ 6,000,000
Dividend Installment Four
Dividends
Cash dividends on ordinary shares declared and paid	$ 60,000,000												$ 60,000,000												$ 60,000,000	$ 60,000,000
Cash dividend paid per ordinary share | $ / shares			$ 0.1												$ 0.1										$ 0.1	$ 0.1
Dividend Installment Four | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid																									$ 4,000,000	$ 6,000,000